RESEARCH AND DEVELOPMENT EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
Schedule of Research and Development Expenses, Net
	For the year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9

Salaries and related expenses	7,428	6,173	5,316
Share-based compensation	329	165	421
Materials	3,020	1,792	1,944
Subcontractors and consultants	640	807	764
Depreciation	169	123	98
Cost for registration of patents	153	164	132
Others	1,041	784	1,889
	12,780	10,008	10,564
Less participation of the IIA	(431)	-	(90)
Total research and development expenses, net	12,349	10,008	10,474